GS Mortgage Securities Corp. ABS-15G

Exhibit 99.3 - Schedule 3

Alt Loan ID	Loan ID	Seller Loan ID	Investor Loan ID	Lender Application Date	Originator QM Status	Final QM Status	Originator QM Status Difference than Final QM Status?	Reason Why NonQM Final Status	APR Pricing Threshold Exceeded?	QM DTI Threshold Exceeded?	Higher Priced Mortgage Loan (HPML)?	Negatively Amortizing Loan?	Principal Deferment?	Interest Only Flag?	Prepayment Penalty?	Balloon Flag?	Adjustable Rate Balloon?	Loan Term Less Than 5 Years?	QM Points and Fees Threshold Exceeded?	QM Total Points and Fees	APR	ATR: Qualifying Payment Properly Considered?	ATR: Current Employment/Self-Employment Verified?	ATR: Balloon Qualifying Payment Properly Considered?	ATR: Reasonable Income or Assets Considered?	ATR: Subject PITIA Adequately Documented?	ATR: All Liabilities Including Alimony and Child Support in DTI?	ATR: Simultaneous Loan Calculated Properly	ATR: Credit History was Considered Properly?	ATR: Did Lender Document All ATR Factors?	ATR: Was an ATR/QM DTI/Residual Income Analysis Provided?	Residual Income	Residual Income Meets Guidelines?	Borrower 1 Employment Indicator	Borrower 2 Employment Indicator	Borrower 1 Foreign National Indicator	Borrower 2 Foreign National Indicator	Business Purpose Loan?	Business Purpose Verified?
20251001002	XXXX	XXXX	XXXX	XX/XX/XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	No			No	No	No	No	No	No	No	No	No		0	9.102	Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	Yes	375195.01	N/A	Employed	Not Employed	No	No	No
20251001001	XXXX	XXXX	XXXX	XX/XX/XXXX	QM: Safe Harbor DTI (DTI SH)	QM: Safe Harbor APOR (APOR SH)	Yes		N/A	No	No	No		No	No	No	No	No	No	1680.0	8.114	Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	Yes	27061.75	Yes	Employed	Not Employed	No	No	No